Premises and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 991,068	$ 936,951
Less - Accumulated depreciation and amortization	561,742	533,930
Subtotal	429,326	403,021
Construction in progress	12,843	32,334
Premises and equipment, net	556,650	555,874
Total premises and equipment, net	556,650	569,808
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross	114,481	120,519
Building
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 535,602	515,985
Building | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	50 years
Building | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 362,543	336,722
Equipment | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Equipment | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 92,923	84,244
Leasehold improvements | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years
Buildings under capital leases
Property, Plant and Equipment
Other premises and equipment	$ 0	28,264
Less - Accumulated amortization	0	14,330
Other premises and equipment, net	$ 0	$ 13,934
Buildings under capital leases | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	20 years
Buildings under capital leases | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	7 years